Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Statements of Operations and Comprehensive Income (Loss) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Condensed Statement of Income Captions [Line Items]
Revenue	$ 150,000	$ 257,169
Cost of Revenue	139,414	150,000
Gross profit	10,586	107,169
Selling expenses		125,000
General and administrative expenses	6,289,253	1,128,970	1,594,856
Financial expenses (income), net	(1,626)	(1,452)	(11,094)
Research and development expenses		8,671,107
Loss from operation	(6,277,041)	(9,816,456)	(1,583,762)
Other loss	(69)	(114,097)
Share of (loss) income of subsidiaries, consolidated VIE, and VIE’s subsidiaries	(6,130,017)	(14,399,862)	2,371,720
(Loss) Income before income tax expenses	(12,407,127)	(24,330,415)	787,958
Income tax expenses
Net (loss) income	(12,407,127)	(24,330,415)	787,958
Other Comprehensive income (loss)
Foreign currency translation adjustment	(60,742)	(1,713,891)	(873,803)
Total comprehensive loss	$ (12,467,869)	$ (26,044,306)	$ (85,845)